Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2026

				SHARES	COST	FAIR VALUE
Equities* — 0.10%:
Common Stocks — 0.10%:
	Cohesity Series G Preferred¤			3,755	$58,936	$71,345
	Cohesity Series G-1 Preferred¤			2,595	40,730	49,305
	Flint Group Ordinary A Shares Stapled to 2L¤+			1,395,572	149	0
	ESC CB 144A High Ridge¤			2,982	0	0
	Pretium Packaging			8,783	2,759,491	163,952
	Travelex Private Equity Stapled to 12.5% New Money Notes¤+			16,764	1	0
	Naviera Armas¤+			16,899,921	0	0
	Total Common Stocks			18,330,372	2,859,307	284,602

Warrant — 0.00%:
	Travelex Topco Limited¤+			2,218	0	0
	Total Warrant			2,218	0	0

	Total Equities			18,332,590	2,859,307	284,602

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 136.03%:
Asset-Backed Securities — 8.22%:
	CDO/CLO — 8.22%:
	Anchorage Capital CLO LTD, 3M SOFR + 5.500%+^~#	9.08%	1/20/2039	$1,550,000	$1,550,000	$1,499,941
	Anchorage Capital CLO LTD, 3M SOFR + 7.000%^~#	10.67	1/20/2035	1,000,000	1,000,000	861,144
	Ares CLO LTD, 3M SOFR + 6.750%+^~#	10.42	10/28/2034	1,700,000	1,700,000	1,579,866
	Ares Management LLC, 3M SOFR + 5.500%0+^~#	9.17	10/24/2036	2,000,000	2,000,000	1,869,544
	Bain CAP CR CLO 2020-2R LTD, 3M SOFR + 6.610%+~^#	10.54	7/19/2034	1,000,000	990,000	824,649
	Birch Grove Capital LP, 3M SOFR + 5.900%+^~	0.00	4/23/2039	1,750,000	1,750,000	1,750,000
	Canyon Capital, 3M SOFR + 4.75%+^~#	8.42	4/15/2038	1,175,000	1,175,000	1,078,708
	Canyon Capital, 3M SOFR + 6.000+^~#	9.67	10/15/2034	1,000,000	1,000,000	861,675
	CIFC Funding 2020-1 LTD, 3M SOFR + 6.250%+~^	10.18	7/15/2036	1,900,000	1,900,000	1,815,826
	KKR Financial CLO LTD 2017-20, 3M SOFR + 5.500%+~^#	9.43	10/16/2030	1,500,000	1,500,000	1,466,064
	KKR Financial CLO LTD 34-2, 3M SOFR + 6.850%+~^	10.78	7/15/2034	2,000,000	1,980,000	1,720,742
	Octagon 2021-57 LTD, 3M SOFR + 6.600%+~^#	10.53	10/15/2034	1,500,000	1,500,000	1,338,259
	Palmer Square Capital Management LLC, 3M SOFR + 4.700%+^~#	8.66	10/20/2038	2,000,000	2,000,000	1,934,074
	Regatta Funding, 3M SOFR + 6.050%+^~	0.00	4/15/2039	2,000,000	2,000,000	2,000,000
	Sixth Street CLO LTD, 3M SOFR + 5.000%+^~#	8.67	7/17/2038	1,500,000	1,500,000	1,452,556
	Sound Point CLO XVIII 2018-18D, 3M SOFR + 5.500%+~^#	9.43	1/21/2031	2,000,000	2,000,000	1,139,580
	Symphony Asset Management LLC, 3M SOFR + 5.400%+^~#	9.07	7/20/2038	1,000,000	1,000,000	981,311
	Total CDO/CLO			26,575,000	26,545,000	24,173,939
	Total Asset-Backed Securities			26,575,000	26,545,000	24,173,939

Bank Loans§ — 14.39%:
	Beverage, Food & Tobacco — 1.06%:
	Sizzling Platter, 3M SOFR + 5.000%**	8.67	6/25/2032	3,614,223	3,387,084	3,113,307
	Total Chemicals, Plastics and Rubber			3,614,223	3,387,084	3,113,307

	Chemicals, Plastics and Rubber — 0.47%:
	Flint Group 2L, 3M EURIBOR + 6.9000% PIK and 0.1000% Cash~	10.93	12/31/2027	2,061,545	1,066,888	79,885
	Prince, 3M SOFR + 4.250%~	8.05	4/30/2030	732,910	1,021,731	441,270
	Prince, 3M SOFR + 5.500%~	9.30	4/30/2030	255,987	682,787	152,952
	Prince, 3M SOFR + 4.250%~	8.05	4/30/2030	977,213	602,197	170,035
	Prince, 3M SOFR + 5.500%~	9.30	4/30/2030	3,157,173	3,716,577	552,505
	Total Chemicals, Plastics and Rubber			7,184,828	7,090,180	1,396,647

	Containers, Packaging and Glass — 1.55%:
	Five Star, 3M SOFR + 4.2500%~	7.92	5/7/2029	1,969,388	1,947,778	1,928,779
	Trident Parent, LLC, 3M SOFR + 3.7500%~	7.42	9/15/2028	2,772,054	2,697,878	2,620,894
	Total Containers, Packaging and Glass			4,741,442	4,645,656	4,549,673

	Diversified/Conglomerate Service — 0.65%:
	Internet Brands, Inc., 3M SOFR + 4.2500%~	7.92	12/11/2031	2,913,584	2,876,385	1,929,025
	Total Diversified/Conglomerate Service			2,913,584	2,876,385	1,929,025

	Healthcare and Pharmaceuticals — 5.34%:
	Bausch Health Companies, 3M SOFR + 6.2500%~	9.92	9/25/2030	10,887,500	10,720,107	10,491,304
	DuPage Medical Group Limited, 3M SOFR + 3.000%~	7.26	3/13/2028	1,724,873	1,622,237	1,464,849
	FinThrive / nThrive, 3M SOFR + 4.000%~	7.69	12/15/2028	1,091,708	1,064,130	861,085
	NAPA Management Services Corp, 3M SOFR + 5.250%~	9.02	2/23/2029	1,258,612	1,195,194	788,206
	Radiology Partners, 3M SOFR + 4.500%~	8.17	6/25/2032	2,136,521	2,115,155	2,101,033
	Total Healthcare and Pharmaceuticals			17,099,214	16,716,823	15,706,477

	Healthcare, Education and Childcare — 0.04%:
	Medical Solutions T/L, 3M SOFR + 7.0000%~	10.77	9/22/2027	1,473,684	1,458,947	117,895
	Total Healthcare, Education and Childcare			1,473,684	1,458,947	117,895

	High Tech Industries — 0.42%:
	Cornerstone OnDemand, 3M SOFR + 3.750%~	7.54	10/31/2028	0	(72,500)	0
	ION Platform Group, 3M SOFR + 3.750%~	7.69	9/30/2032	1,542,000	1,526,580	1,232,736
	Total High Tech Industries			1,542,000	1,454,080	1,232,736

	Hotel Gaming & Leisure — 1.30%:
	J&J Ventures Gaming, 3M SOFR + 5.000%¤	8.67	4/26/2030	1,995,000	1,977,485	1,979,040
	One Toronto Gaming, 3M SOFR + 4.250%~	7.92	7/20/2030	1,955,992	1,909,124	1,828,853
	Total Hotel Gaming & Leisure			3,950,992	3,886,609	3,807,893

	Packaging and Containers — 0.00%:
	Valcour Packaging (MOLD-RITE), 3M SOFR + 1.5000% (2.25% PIK)~	5.29	10/10/2028	4,404	4,404	3,265
	Total Packaging and Containers			4,404	4,404	3,265

	Services: Business — 1.16%:
	Consilio, 3M SOFR + 3.750%~	7.42	5/12/2028	1,386,908	1,290,073	1,079,764
	Sabre, 1M SOFR + 6.0000%~	9.77	11/15/2029	460,068	461,400	359,718
	The Fidelis Partnership, 3M SOFR + 5.0000%¤~	8.65	12/31/2031	1,975,000	1,965,125	1,966,903
	Total Services: Business			3,821,976	3,716,598	3,406,385

	Telecommunication — 2.40%:
	BMC Software, 3M SOFR + 5.7500%~	9.47	7/2/2032	6,005,564	5,881,607	4,995,908
	Brightspeed, 3M SOFR + 4.250%~	7.92	4/3/2031	1,000,000	921,216	929,750
	Zayo Group, 3M SOFR + 3.000%~	6.79	3/8/2030	1,144,770	1,106,058	1,122,264
	Total Telecommunication			8,150,334	7,908,881	7,047,922

	Total Bank Loans			54,496,681	53,145,647	42,311,225

Corporate Bonds — 113.42%:
	Automobile — 2.55%:
	Adient PLC+^	8.25	4/15/2031	870,000	870,000	902,055
	INA-Holding Schaeffler GmbH & Co KG+	7.00	11/15/2031	1,403,209	1,296,654	1,467,059
	J.B. Poindexter & Co. Inc.^	8.75	12/15/2031	4,262,000	4,284,688	4,318,187
	NFI Group^	9.25	7/1/2030	200,000	200,000	213,698
	ZF Friedrichshafen+	7.00	6/12/2030	577,928	570,672	589,528
	Total Automobile			7,313,137	7,222,014	7,490,527

	Beverage, Food and Tobacco — 0.82%:
	Sizzling Platter^	9.50	7/1/2032	2,671,000	2,736,349	2,420,839
	Total Beverage, Food and Tobacco			2,671,000	2,736,349	2,420,839

	Broadcasting and Entertainment — 3.66%:
	Altice USA Inc.^	11.75	1/31/2029	2,723,000	2,693,623	1,968,000
	Clear Channel Worldwide Holdings Inc.^	7.75	4/15/2028	3,337,000	3,370,842	3,352,524
	Connect Finco Sarl+^	9.00	9/15/2029	1,186,000	1,186,000	1,245,875
	Cox Media Group^#	8.88	6/18/2029	2,726,602	2,347,371	2,358,486
	Dish Network Corporation^	11.75	11/15/2027	1,770,000	1,768,017	1,823,881
	Total Broadcasting and Entertainment			11,742,602	11,365,853	10,748,766

	Buildings and Real Estate — 4.88%:
	Intrum Justitia (fka Lindorff)+	8.00	9/11/2027	293,991	295,755	292,263
	Intrum Justitia (fka Lindorff)+^	7.75	9/11/2028	1,198,405	1,092,973	1,044,263
	Knife River Corporation^	7.75	5/1/2031	2,107,000	2,119,334	2,180,882
	Service Properties Trust	8.88	6/15/2032	4,330,000	4,199,408	4,280,277
	Smyrna Ready Mix Concrete^	8.88	11/15/2031	3,359,000	3,396,935	3,461,762
	The New Home Company^	9.25	10/1/2029	1,369,000	1,420,617	1,381,061
	Wilsonart LLC^	11.00	8/15/2032	2,362,000	2,332,726	1,711,767
	Total Buildings and Real Estate			15,019,396	14,857,748	14,352,275

	Cargo Transport — 3.86%:
	Carriage Purchaser Inc.^	7.88	10/15/2029	7,106,000	6,606,013	6,769,841
	OneSky Flight, LLC^	8.88	12/15/2029	1,663,000	1,671,620	1,716,244
	Railworks Hldgs Lp / Railworks Sr^	8.25	11/15/2028	2,881,000	2,844,200	2,876,458
	Total Cargo Transport			11,650,000	11,121,833	11,362,543

	Chemicals, Plastics and Rubber — 4.12%:
	Bausch Health Companies+^	10.00	4/15/2032	2,000,000	2,011,301	2,045,061
	Consolidated Energy Finance SA+^	12.00	2/15/2031	5,447,000	5,047,201	5,349,281
	Ineos+	5.63	8/15/2030	115,585	104,105	100,556
	Ineos+	7.25	3/31/2031	751,306	768,140	682,924
	Proman AG+^#	5.63	10/15/2028	2,020,000	1,640,236	1,881,125
	Windsor Holdings III LLC^	8.50	6/15/2030	2,000,000	2,000,000	2,070,984
	Total Chemicals, Plastics and Rubber			12,333,891	11,570,983	12,129,931

	Construction and Building — 1.76%:
	American Bath^	9.75	7/15/2030	2,305,000	2,305,000	2,159,444
	Innomotics+	6.25	10/15/2031	725,877	744,380	643,758
	US LBM^	9.50	6/15/2031	2,735,000	2,755,226	2,380,589
	Total Construction and Building			5,765,877	5,804,606	5,183,791

	Consumer Goods: Durable — 0.20%:
	Newell Brands Inc.^	8.50	6/1/2028	583,000	583,000	601,617
	Consumer Goods: Durable			583,000	583,000	601,617

	Consumer Goods: Non-durable — 0.36%:
	Skechers^	10.00	7/15/2033	1,000,000	1,092,510	1,063,713
	Consumer Goods: Durable			1,000,000	1,092,510	1,063,713

	Containers, Packaging and Glass — 8.99%:
	Mauser Packaging Solutions^	9.25	4/15/2030	7,327,000	7,261,483	6,803,506
	Mauser Packaging Solutions^#	7.88	4/15/2030	4,197,000	4,197,000	4,184,409
	Novolex Holdings, Inc.^	8.75	4/15/2030	12,544,000	12,074,100	11,695,199
	Trident Parent, LLC^	12.75	12/31/2028	3,428,000	3,520,795	3,337,325
	Trivium+	6.63	7/15/2030	416,108	407,484	418,153
	Total Containers, Packaging, and Glass			27,912,108	27,460,862	26,438,592

	Diversified/Conglomerate Manufacturing — 0.62%:
	Alta Equipment Group^	9.00	6/1/2029	2,046,000	2,008,982	1,814,569
	Total Diversified/Conglomerate Manufacturing			2,046,000	2,008,982	1,814,569

	Diversified/Conglomerate Service — 14.77%:
	Citrix EM^	9.00	9/30/2029	9,615,000	9,485,072	9,232,251
	Citrix EM^	8.25	6/30/2032	1,259,000	1,259,000	1,190,791
	Engineering Group, 3M EURIBOR + 5.7500%+~	7.88	2/15/2030	427,667	385,172	403,485
	Engineering Group+	11.13	5/15/2028	1,716,445	1,627,861	1,740,642
	Global Infrastructure Solutions, Inc.^	7.50	4/15/2032	6,554,000	6,114,887	6,829,124
	Icahn Enterprises LP	9.00	6/15/2030	10,709,000	10,701,980	10,000,861
	Icahn Enterprises LP^	10.00	11/15/2029	2,377,000	2,377,000	2,341,686
	Jacobs Entertainment Inc^	6.75	2/15/2029	1,000,000	951,182	926,900
	Sabre Global^#	10.75	3/15/2030	4,049,000	3,454,148	3,396,399
	Sabre Holdings Corporation^#	10.75	11/15/2029	1,395,000	1,257,198	1,191,672
	Sinclair Television Group Inc^	8.13	2/15/2033	967,000	968,248	983,018
	Verisure Midholding AB+	7.13	2/1/2028	1,057,608	994,381	1,075,516
	Verisure Midholding+	5.25	2/15/2029	4,132,184	4,321,443	4,114,318
	Total Diversified/Conglomerate Service			45,258,904	43,897,572	43,426,663

	Electricity — 1.45%:
	XPLR Infrastructure Operating Partners LP (fka Nextera)^	8.38	1/15/2031	718,000	718,000	754,947
	XPLR Infrastructure Operating Partners LP (fka Nextera)^#	8.63	3/15/2033	3,327,000	3,472,674	3,508,980
	Total Electricity			4,045,000	4,190,674	4,263,927

	Environmental Industries — 0.20%:
	Urbaser+	10.50	7/1/2032	560,590	564,709	594,225
	Total Environmental Industries			560,590	564,709	594,225

	Finance — 11.58%:
	Advisor Group^	8.00	8/1/2033	631,000	631,000	620,288
	Arrow Global+	9.63	12/15/2029	794,155	760,774	775,737
	Arrow Global, 3M EURIBOR + 5.500%+~	7.65	12/15/2029	865,736	760,405	839,616
	Arrow Global+	7.63	12/15/2029	395,303	399,276	383,498
	Burford Capital^	8.50	1/15/2034	3,000,000	2,948,600	2,576,160
	Burford Capital^	7.50	7/15/2033	948,000	948,000	791,504
	Cable & Wireless Comm Limited+^	9.00	1/15/2033	4,521,000	4,597,445	4,570,851
	CPUK Finance LTD+	7.88	8/28/2029	661,796	624,774	670,267
	Galaxy Bidco Ltd.+	8.13	12/19/2029	833,863	803,346	852,466
	ION Platform Group+	6.88	9/30/2032	1,086,504	1,103,610	866,723
	ION Platform Group+^	7.88	9/30/2032	4,563,000	4,533,341	3,518,838
	Jefferson Capital^	9.50	2/15/2029	3,000,000	3,041,479	3,147,546
	Jefferson Capital^	8.25	5/15/2030	723,000	723,000	752,171
	OneMain Finance Corporation	7.88	3/15/2030	600,000	596,478	618,193
	PRA Group^	8.38	2/1/2028	4,518,000	4,390,640	4,548,890
	PRA Group^#	8.88	1/31/2030	3,000,000	3,003,452	3,030,058
	PRA Group+	6.25	9/30/2032	1,005,594	1,021,295	951,087
	Stonebriar Finance Holdings^	8.13	12/15/2030	1,203,000	1,203,000	1,242,657
	Travelex(3.01%PIK)¤+	3.01	3/31/2029	4,886,783	4,842,907	3,302,488
	Travelex¤+>	8.00	5/15/2026	5,316,936	5,097,344	0
	Total Finance			42,553,670	42,030,166	34,059,038

	Healthcare and Pharmaceuticals — 5.33%:
	Advanz Pharma+	9.13	10/27/2031	2,183,926	2,131,728	2,097,405
	Bausch Health Companies Inc.+^#	11.00	9/30/2028	2,250,000	2,327,539	2,297,812
	Bayer+	7.00	9/25/2083	1,040,270	1,004,682	1,102,807
	Grifols+	7.13	5/1/2030	1,259,883	1,143,841	1,302,327
	Neopharmed+	7.13	4/8/2030	265,847	248,989	271,317
	Radiology Partners^	8.50	7/15/2032	3,196,000	3,196,000	3,240,329
	Team Health (4.50% PIK)^	13.50	6/30/2028	3,074,834	3,322,316	3,174,766
	Team Health^	8.38	6/30/2028	2,224,000	2,230,735	2,195,991
	Total Healthcare and Pharmaceuticals			15,494,760	15,605,830	15,682,754

	Healthcare, Education and Childcare — 9.57%:
	Bausch Health Companies Inc.+^	14.00	10/15/2030	118,000	142,164	112,644
	CHS/Community Health Systems Inc^	9.75	1/15/2034	905,000	905,000	939,676
	Community Health System Inc.^	10.88	1/15/2032	3,609,000	3,693,092	3,871,205
	Community Health System Inc.^	6.88	4/15/2029	286,000	286,000	275,022
	Fortrea^	7.50	7/1/2030	1,514,000	1,412,096	1,434,818
	LifePoint Health Inc.^	9.88	8/15/2030	2,140,000	2,138,189	2,262,827
	LifePoint Health Inc.^	11.00	10/15/2030	3,057,000	3,100,444	3,287,727
	LifePoint Health Inc.^#	10.00	6/1/2032	5,019,000	5,053,289	5,122,065
	Neogen Corporation^	8.63	7/20/2030	2,636,000	2,661,676	2,769,202
	Radiology Partners Inc. (9.78% PIK)^	9.78	2/15/2030	7,677,229	7,878,158	7,010,212
	Star Parent Inc^	9.00	10/1/2030	1,000,000	1,029,527	1,040,003
	Total Healthcare, Education and Childcare			27,961,229	28,299,635	28,125,401

	High Tech Industries — 3.35%:
	Athenahealth, Inc.+	9.36	12/18/2029	2,570,656	2,801,113	2,898,147
	Hughes Satellite Systems Corp	10.75	11/30/2029	5,712,000	6,049,741	6,170,392
	McAfee^#	7.38	2/15/2030	943,000	822,793	779,046
	Total High Tech Industries			9,225,656	9,673,647	9,847,585

	Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.87%:
	Staples Inc.^	10.75	9/1/2029	939,000	930,183	867,657
	Staples Inc.^#	12.75	1/15/2030	2,481,633	2,516,603	1,681,859
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			3,420,633	3,446,786	2,549,516

	Hotels, Motels, Inns and Gaming — 2.19%:
	Betclic	5.13	12/10/2031	358,315	363,304	354,131
	Full House Resorts^	8.25	2/15/2028	2,600,000	2,575,224	2,366,000
	Motel One+	7.75	4/2/2031	924,684	914,253	958,939
	Six Flags Entertainment Corporation (fka Cedar Fair)^	8.63	1/15/2032	277,000	277,000	277,651
	TUI Cruises+	6.25	4/15/2029	404,549	376,057	408,625
	Voyager Parent LLC (fka IGT/Everi)^	9.25	7/1/2032	1,987,000	1,987,000	2,062,893
	Total Hotels, Motels, Inns and Gaming			6,551,548	6,492,838	6,428,239

	Leisure, Amusement, Entertainment — 0.49%:
	Ontario Gaming GTA LP+^	8.00	8/1/2030	743,000	747,771	711,067
	Silk TopCo AS+	7.00	2/12/2030	992,401	864,378	715,149
	Total Leisure, Amusement, Entertainment			1,735,401	1,612,149	1,426,216

	Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 0.53%:
	Copeland	6.38	12/15/2030	1,537,288	1,489,964	1,564,762
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			1,537,288	1,489,964	1,564,762

	Media: Broadcasting & Subscription — 3.49%:
	Electronic Arts^	8.75	7/1/2034	2,213,000	2,254,250	2,319,519
	E.W. Scripps^	9.88	8/15/2030	600,000	601,975	583,302
	iHeartMedia^#	7.75	8/15/2030	342,000	296,690	271,330
	iHeartMedia^	4.75	1/15/2028	1,100,000	1,023,223	986,129
	Nielsen^	10.38	5/15/2031	1,000,000	1,003,400	1,008,170
	Nielsen^	9.50	2/15/2033	3,781,000	3,748,361	3,668,053
	Nielsen^	9.29	4/15/2029	1,411,000	1,368,717	1,413,434
	Total Media: Broadcasting & Subscription			10,447,000	10,296,616	10,249,937

	Media: Diversified & Production — 0.30%:
	Banijay+	7.00	5/1/2029	577,928	613,283	592,464
	Eutelsat+	5.75	3/15/2031	294,743	301,052	295,342
	Total Media: Diversified & Production			872,671	914,335	887,806

	Mining, Steel, Iron and Non-Precious Metals — 0.71%:
	First Quantum Minerals Ltd+^	8.00	3/1/2033	1,990,000	1,990,000	2,074,251
	Total Mining, Steel, Iron and Non-Precious Metals			1,990,000	1,990,000	2,074,251

	Oil and Gas — 9.81%:
	Breakwater+^	9.25	11/15/2030	1,089,000	1,089,000	1,143,581
	Civitas Resources Inc^	8.75	7/1/2031	1,483,000	1,488,627	1,549,731
	Civitas Resources Inc^	9.63	6/15/2033	2,000,000	2,051,863	2,210,322
	CVR Energy, Inc.^	7.50	2/15/2031	990,000	990,000	997,396
	CVR Energy, Inc.^	7.88	2/15/2034	1,460,000	1,460,000	1,464,756
	Genesis Energy LP	8.88	4/15/2030	1,000,000	985,500	1,044,180
	Genesis Energy LP	8.00	5/15/2033	773,000	773,000	798,643
	Harbour Energy+	6.12	8/8/2174	1,021,776	1,006,113	1,026,681
	Harvest Midstream I LP^	7.50	5/15/2032	3,265,000	3,305,390	3,324,668
	NGL Energy Finance Corp.^	8.13	2/15/2029	621,000	621,000	639,616
	NGL Energy Finance Corp.^	8.38	2/15/2032	2,274,000	2,274,000	2,342,206
	Sunoco LP^	7.88	3/18/2175	7,552,000	7,587,188	7,707,662
	Var Energi+	7.86	11/15/2083	1,140,829	1,077,477	1,230,450
	Venture Global LNG Inc^#	9.00	3/30/2175	2,100,000	2,081,625	2,090,362
	Viridien+	8.50	10/15/2030	219,479	207,363	230,321
	Viridien+^#	10.00	10/15/2030	982,000	973,856	1,044,600
	Weatherford Intl Ltd Bermuda Sr Glbl+^	8.63	4/30/2030	1,000	1,010	1,019
	Total Oil and Gas			27,972,084	27,973,012	28,846,194

	Personal, Food, and Miscellaneous — 0.51%:
	Herbalife^	12.25	4/15/2029	1,418,000	1,447,562	1,512,090
	Total Personal, Food, and Miscellaneous			1,418,000	1,447,562	1,512,090

	Personal Transportation — 1.06%:
	JetBlue^	9.88	9/20/2031	3,011,000	2,992,261	2,847,120
	Naviera Armas, 3M EURIBOR + 12.7500% (12.75% PIK)+	13.94	12/31/2026	355,382	370,418	273,644
	Total Personal Transportation			3,366,382	3,362,679	3,120,764

	Retail Store — 0.72%:
	Afflelou+	6.00	7/25/2029	416,108	393,714	423,042
	Boots	7.38	8/31/2032	225,011	228,038	223,463
	Motor Fuel Group+	8.63	4/30/2029	724,005	749,107	736,037
	Ocado Group PLC+	10.50	8/8/2029	757,094	712,220	745,109
	Total Retail Store			2,122,218	2,083,079	2,127,651

	Services: Business — 1.61%:
	Modulaire Group+	6.75	11/30/2029	780,202	667,119	533,520
	Opifex-Synergy^	7.88	12/1/2030	327,000	327,000	333,444
	Sabre Global^	11.13	7/15/2030	1,065,000	1,065,000	902,587
	Sabre Global^	11.13	6/15/2029	2,884,000	2,867,962	2,950,545
	Total Services: Business			5,056,202	4,927,081	4,720,096

	Services: Consumer — 0.79%:
	Asurion^	8.38	2/1/2034	1,176,000	1,180,970	1,139,407
	Asurion^	8.00	12/31/2032	945,000	951,882	978,767
	Travelex¤+	15.00	12/31/2028	191,730	195,308	191,730
	Total Services: Consumer			2,312,730	2,328,160	2,309,904

	Telecommunications — 10.85%:
	Altice France+^	9.50	11/1/2029	1,682,549	1,682,549	1,699,827
	Brightspeed^	10.50	4/3/2031	920,000	903,987	908,389
	Consolidated Communications Hldgs.+	7.75	1/24/2033	866,892	925,347	971,948
	Digicel Limited ¤+^>	8.25	9/30/2026	2,500,000	2,491,364	0
	Digicel+^	8.63	8/1/2032	3,219,000	3,270,116	3,274,364
	Iliad Holding+^	8.50	4/15/2031	385,000	385,000	402,738
	Iliad Holding+	6.88	4/15/2031	635,721	586,961	662,288
	LCPR Senior Secured Financing+^	6.75	10/15/2027	2,000,000	1,915,144	1,334,371
	Level III^#	8.50	1/15/2036	4,115,667	4,244,132	4,293,504
	Ocado+	11.00	6/15/2030	1,588,310	1,599,709	1,583,623
	Optics+	7.88	7/31/2028	409,173	381,301	437,988
	United Group+	6.75	2/15/2031	1,155,856	1,087,950	1,162,505
	United Group+	6.50	10/31/2031	1,429,793	1,342,976	1,408,435
	Uniti Group Inc.^#	8.63	6/15/2032	2,013,000	2,053,093	2,050,481
	Uniti Group Inc.^	8.63	6/15/2032	7,406,000	7,317,061	7,543,897
	Virgin Media O2+^	8.50	3/15/2033	2,000,000	2,000,000	1,744,217
	Vodafone Group PLC+	8.00	8/30/2086	926,514	993,206	969,436
	Windstream^	8.25	10/1/2031	431,000	444,774	450,329
	Zayo Group^	5.75	3/9/2030	1,000,000	981,612	994,140
	Total Telecommunications			34,684,475	34,606,282	31,892,480

	Utilities — 1.42%:
	Electricite de France SA+#	9.13	12/15/2174	600,000	632,500	694,434
	Enbridge Inc.+#	7.38	1/15/2083	1,749,000	1,724,951	1,774,635
	Enbridge Inc.+	8.25	1/15/2084	1,624,000	1,624,000	1,712,740
	Total Utilities			3,973,000	3,981,451	4,181,809

	Total Corporate Bonds			350,596,452	347,038,967	333,498,471

	Total Fixed Income			431,668,133	426,729,614	399,983,635

	Total Investments				$429,588,921	$400,268,237
Other assets and liabilities — (36.13%)
						(106,226,883)
		Net Assets — 100.00%				$294,041,354

	Percentages are calculated as a percent of net assets applicable to common shareholders.

	EURIBOR - Euro Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate

*	Securities are non-income producing.
‡	The effective interest rates are based on settled commitment amount.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2026. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2026.
#	All or a portion of the security is segregated as collateral for the credit facility.
>	Defaulted security.
PIK	Payment-in-kind
**
A portion of these securities contain unfunded commitments. As of March 31, 2026, total value of unfunded commitments amounted to $132,734 and had net unrealized depreciation of $(15,055) or (0.00)% of net assets.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2026.
	United States of America	83.6%
	France	3.0%
	United Kingdom	3.0%
	Sweden	1.6%
	Germany	1.6%
	Panama	1.1%
	Canada	1.0%
	(Individually less than 1%)	5.1%
		100.0%

A summary of outstanding derivatives at March 31, 2026 is as follows:

Schedule of Open Forward Foreign Exchange Contracts
March 31, 2026

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
38,459,669	USD	38,289,148	EUR	CIBC		170,521
13,818,186	USD	13,614,447	GBP	CIBC		203,738
						$374,259

(1) Values are listed in U.S. dollars.

Schedule of Investments.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used as of March 31, 2026, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$163,952	$120,650	$284,602
Warrants	-	-	-	-
Total Equities:	-	163,952	120,650	284,602

Fixed Income:
Asset-Backed Securities	-	24,173,939	-	24,173,939
Bank Loans	-	38,365,282	3,945,943	42,311,225
Convertible Bonds	-	-	-	-
Corporate Bonds	-	330,004,253	3,494,218	333,498,471
Total Fixed Income	-	392,543,474	7,440,161	399,983,635

Short Term Investments:
Insurance	-	-	-	-
Total Short Term Investments	-	-	-	-

Forward Foreign Exchange Contracts	-	374,259	-	374,259

Total Assets:	$-	$393,081,685	$7,560,811	$400,642,496

Liabilities:
Forward Foreign Exchange Contracts:	$-	$-	$-	$-
Total Liabilities:	$-	$-	$-	$-

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2026. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments:

Type of Assets	Fair Value as of March 31, 2026	Valuation Technique(s)	Unobservable Input
Bank Loans:
J&J Ventures Gaming	1,979,040	Yield Analysis	9.1%; Market Yield
The Fidelis Partnership	1,966,903	Yield Analysis	9.3%; Market Yield

Corporate Bonds:
Travelex	191,730	Market Approach	5.66x; NCY EBITDA Multiple
Travelex	3,302,488	Market Approach	5.66x; NCY EBITDA Multiple
	$7,440,161

As of March 31, 2026, the Fund held Level 3 financial instruments in the amount of $120,650 that had values based on unadjusted third-party pricing information.

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2025	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) ON INVESTMENTS	BALANCE AT March 31, 2026	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF March 31, 2026
Equities
Cohesity	88,243	-	-	-	-	-	-	(16,898)	71,345	(16,898)
Cohesity	59,685	-	-	-	-	-	-	(10,380)	49,305	(10,380)
ESC CB 144A High Ridge	-	-	-	-	-	-	-	-	-	-
Flint Group Ordinary A Shares Stapled to 2L	-	-	-	-	-	-	-	-	-	-
Naviera Armas	-	-	-	-	-	-	-	-	-	-
Travelex Private Equity Stapled to 12.5% New Money Notes	-	-	-	-	-	-	-	-	-	-
Common Stocks	147,928	-	-	-	-	-	-	(27,278)	120,650	(27,278)
Travelex Topco Limited	-	-	-	-	-	-	-	-	-	-
Warrants	-	-	-	-	-	-	-	-	-	-
Total Equities	147,928	-	-	-	-	-	-	(27,278)	120,650	(27,278)

Bank Loans
Aspen Insurance Holdings LTD.	2,900,771	-	-	-	(2,900,771)	-	27,657	(27,657)	-	-
Aspen Insurance Holdings LTD.	4,744,755	-	-	-	(4,744,755)	1,540	32,834	(34,374)	-	-
J&J Ventures Gaming	1,980,000	-	-	-	(5,000)	834	44	3,162	1,979,040	3,162
The Fidelis Partnership	1,976,465	-	-	-	(10,000)	-	50	388	1,966,903	388
Bank Loans	11,601,991	-	-	-	(7,660,526)	2,374	60,585	(58,481)	3,945,943	3,550

Corporate Bonds
Digicel Limited	-	-	-	-	-	-	-	-	-	-
Travelex	185,500	-	-	9,801	-	-	-	(3,571)	191,730	(3,571)
Travelex	-	-	-	-	-	-	-	-	-	-
Travelex	3,338,011	-	-	37,514	-	1,903	-	(74,940)	3,302,488	(74,940)
Corporate Bonds	3,523,511	-	-	47,315	-	1,903	-	(78,511)	3,494,218	(78,511)
Total	$15,273,430	$-	$-	$47,315	$(7,660,526)	$4,277	$60,585	$(164,270)	$7,560,811	$(102,239)

During the period, transfers into and out of Level 3 resulted from observable market data for the security.